Equity	6 Months Ended
Mar. 31, 2026
Equity [Abstract]
EQUITY

NOTE 10 — EQUITY

Ordinary shares

The Company was established under the laws of the Cayman Islands on September 29, 2021. The authorized number of ordinary shares upon incorporation of the Company was 5,000,000,000 shares with a par value of $0.00001 per share, and 33,333 (Pre-splits 25,000,000) ordinary shares were issued on September 29, 2021.

On January 15, 2022, the Company issued 871 (Pre-splits 653,155) ordinary shares at par value $0.0015 (Pre-splits $0.000002) per share to a new investor, Viru Technology Limited (the “Viru Technology”). The total cash consideration of $2,000,000 was received in April 2022.

On September 16, 2022, the Company’s shareholders and Board of Directors approved a 1-to-5 share split, following which the authorized share capital of $50,000 was divided into 25,000,000,000 ordinary shares with a par value of $0.000002 each, and the issued shares was divided into 33,333 (Pre-splits 25,000,000) ordinary shares. On September 16, 2022, all the existing shareholders of the Company surrendered a total of 2,204 (Pre-splits 1,653,155) ordinary shares of $0.0015 (Pre-splits $0.000002) par value each for no consideration, of which 55 (Pre-splits 41,155) ordinary shares were surrendered by Viru Technology. The Company has cancelled the 2,204 (Pre-splits 1,653,155) of surrendered shares concurrently. The Company believes it is appropriate to reflect the share split on a retrospective basis pursuant to ASC 260. The Company has retrospectively restated all shares and per share data for all periods presented.

On November 15, 2022, all existing shareholders surrendered in an aggregative of 509 (Pre-splits 381,963) ordinary shares on a pro-rata basis for no consideration. The Company has cancelled the 509 (Pre-splits 381,963) of surrendered shares concurrently. On the same day, the Company, together with Mr. Haogang Yang, our founder and CEO, certain BVI founder entities and all its subsidiaries in Hong Kong and mainland China, entered into an equity investment agreement with Standard International Capital Partners SPC (for and on behalf of Standard International Capital Partners Fund I SP), a segregated portfolio company organized and existing under the laws of the Cayman Islands (the “Investor”), pursuant to which the Investor agreed to invest $1.5 million in Global Mofy Cayman for 509 (Pre-splits 381,963) ordinary shares.

On February 10, 2023, the Company entered into a share purchase agreement with Anguo Jijian Enterprise Management Co., Ltd (“Anguo”), Anjiu Jiheng Enterprise Management Co., Ltd (“Anjiu”), and Anling Management Co., Ltd (“Anling”), pursuant to which the Company issued 988 (Pre-splits 740,829), 988 (Pre-splits 740,829), and 593 (Pre-splits 444,497) ordinary shares, par value US$0.0015 (Pre-splits $0.000002), to Anguo, Anjiu, and Anling, respectively, for an aggregate issue price of $9.4 million (RMB65,000,000). All of the $9.4 million was received at the end of March 2023.

In October 2023, the Company completed its initial public offering, issued and sold 1,653 (Pre-splits 1,240,000) Ordinary Shares, of which  1,600 (Pre-splits 1,200,000) shares related to the public offering, and 53 (Pre-splits 40,000) shares related to an over-allotment arrangement, at $3,750 per share for $6.2 million. The net proceeds of $5.2 million after deducting underwriting discounts and the offering expenses payable were received by the Company.

On December 29, 2023, the Company reached an agreement to sell 1,839 (Pre-splits 1,379,313) ordinary shares accompanying warrants of 2,759(Pre-splits 2,068,970) shares to two institutional investors established in the United States and Canada respectively, for an aggregate total transaction consideration of $10.0 million (“the Transaction”). The date of original issuance is January 3, 2024 (“Issuance Date”). The net proceeds of $8.9 million were received on January 4, 2024.

On July 5, 2024, the investors in the United States based on the Transaction, exercised its  1,655 (Pre-splits 1,241,381) warrants that the applicable alternate cashless exerciset is 662 (Pre-splits 496,553) shares of Common Stock. On July 10, 2024, the investors in the Canada based on the Transaction, converted its 1,103(Pre-splits 827,589) warrants that the applicable Alternate Cashless Exercise Amount is 441 (Pre-splits 331,036) shares of Common Stock.

On August 15, 2024, the Company filed its Amended and Restated Memorandum and Articles of Association to designate 3,000,000,000 authorized shares as Class B ordinary shares and reclassify the remaining original ordinary shares into 39,164 (Pre-splits 29,373,057) Class A ordinary shares, each having one (1) vote per share and the other rights attached to it as set out in the Class A Ordinary Shares on a one for one basis. Concurrently, the Company repurchased 16,964 (Pre-splits 12,723,036) Class A ordinary shares that indirectly held by Mr. Yang, the Company’s chief executive officer, for a total of $26 and sold 16,964 (Pre-splits 12,723,036) Class B ordinary shares to him for the same amount.

On August 21, 2024, the Company adopted an equity incentive plan (the “Plan”) which provides 6,000 (Pre-splits 4,500,000) shares of stock, par value US$0.0015 (Pre-splits US$0.000002), to-members of the-board, and -employees of the-Company. Pursuant to the Equity Incentive Plan, the Company issued 6,000 (Pre-splits 4,500,000) Class A ordinary shares to its management on September 6, 2024.

On October 7, 2024, the Company adopted a share incentive plan which provides 4,400 (Pre-splits 3,300,000) shares of stock, par value US$0.0015 (Pre-splits US$0.000002), to the Equity Incentive Plan to members of the board, and employees of the Company. Pursuant to the Equity Incentive Plan, the Company issued 4,400 (Pre-splits 3,300,000) Class A ordinary shares to its management on October 31, 2024.

On October 31, 2024, the Company issued and sold 6,667 (Pre-splits 5,000,000) Class A Ordinary Shares accompanying warrants (“Issuance”) of 13,333 (Pre-splits 10,000,000) shares to several accredited investors. The purchase price for each ordinary Share and two warrants is $375 (Pre-splits $0.5). The net proceeds of $2.42 million were received on October 31, 2024. According to the terms of the Warrant and the SPA agreement, on the 14th trading day after the signing date, the exercise price was reset from $ 2,250 (Pre-splits $3.00)  to 75.75 (Pre-splits $0.101), which equals 20% of the closing price immediately prior to the closing date. The total exercise price  of the warrants remains unchanged, and the number of warrants after adjustment is 396,040 (Pre-splits 297,029,703).

On November 1, 2024, the Company effected a reverse stock split at a ratio of 15-to-1. All the shares and share price in the accompanying unaudited condensed consolidated financial statements and notes have been retrospectively adjusted to reflect the effect of a reverse stock split. The Company filed another Amended and Restated Memorandum and Articles of Association to modify authorized shares of Class A ordinary shares to 600,000,000 (Pre-split 30,000,000,000), $0.0015 (Pre-split $0.00003) par value, and authorized shares of Class B ordinary shares to 80,000,000 (Pre-split 4,000,000,000),$0.0015 (Pre-split $0.00003) par value.

Holders of Class A and Class B ordinary shares shall at all times vote together as one class on all resolutions submitted to a vote by the shareholders. At a general meeting, each Class A ordinary share entitles the holder thereof to one (1) vote on all matters subject to vote at general meeting of the company, and each Class B ordinary share entitle the holder thereof to twenty (20) votes on all such matter. Each Class A ordinary share confers upon the holder thereof the right to receive dividends and Class B ordinary shares do not confer upon the holders thereof any rights to receive dividends. Class B ordinary shares are not convertible into Class A ordinary shares or any other class of shares under any circumstances. Class A ordinary shares are not convertible into Class B ordinary shares or any other class of shares under any circumstances. Except as set out above, Class A and Class B ordinary shares shall rank pari passu with one another and shall have the same rights, preferences, privileges and restrictions.

On December 10, 2024, pursuant to the special resolution, the fractional shares issued to or registered in the name of the Company’s shareholders after or as a result of the share consolidation were rounded up to the nearest whole share, and thus the Company issued 2,394 (Pre-split 119,697) Class A shares.

On February 17, 2025, the Holders exercised an aggregate of 364,750 (Pre-split 18,237,500) warrants (“Issuance”) through an alternative cashless exercise option, and the Company issued 291,800 (Pre-split 14,590,000) Class A ordinary shares on the same day.

On April 22, 2025, the Company issued and sold 40,609 (Pre-split 2,030,460) Class A Ordinary Shares accompanying warrants of 40,609 (Pre-split 2,030,460) shares to several accredited investors. The net proceeds of $4 million were received on April 30, 2025. According to the terms of the Warrant and the SPA agreement, on the 7th trading day after the signing date, the exercise price was reset from $118 (Pre-split $2.36) to $23.5 (Pre-split $0.47), which equals 24% of the closing price immediately prior to the closing date. The total exercise price of the warrants remains unchanged, and the number of warrants after adjustment is 203,910 (Pre-split 10,195,504).

In April 2025, the Holders exercised an aggregate of 16,874 (Pre-split 843,691) warrants (“Issuance”) through an alternative cashless exercise option, and the Company issued 674,954 (Pre-split 13,499) Class A ordinary shares.

On April 24, 2025, the Company adopted an equity incentive plan. Under this plan, executives are eligible to receive performance-based equity incentives in the form of the company’s Class B ordinary shares for each fiscal year during their employment period. Pursuant to the plan, the Company issued a total of 57,515 (Pre-split 2,875,772) Class B ordinary shares to its executives on April 25, 2025.

In July 2025, the Holders exercised an aggregate of 152,933 (Pre-split 7,646,644) warrants through an alternative cashless exercise option, and the Company issued 122,346 (Pre-split 6,117,316) Class A ordinary shares.

In September 2025, the Holders exercised an aggregate of 8,708 (Pre-split 435,397) warrants through an alternative cashless exercise option, and the Company issued 6,966 (Pre-split 348,318) Class A ordinary shares.

On October 29, 2025, the Company adopted an equity incentive plan (“2025 Equity Incentive Plan B”). Under this plan, the Committee is authorized to grant an aggregate of 100,000 (Pre-split 5,000,000) Class A Shares to the Company’s senior management personnel. Pursuant to the plan, the Company issued a total of 84,000 (Pre-split 4,200,000) and 16,000 (Pre-split 800,000) Class A ordinary shares to its executives on November 7, 2025 and December 19, 2025, respectively.

On December 5, 2025, the Company entered into a Securities Purchase Agreement with several investors for a private placement of 300,000 (Pre-split 15,000,000) Class A ordinary shares, at a purchase price of $15.925 (Pre-split $0.31875) per share. The net proceeds of $4.8 million were received on December 17 and December 18, 2025, respectively.

On February 3, 2026, the Company entered into an amended and restated employment agreement (collectively, the “Amended and Restated Employment Agreements”) with each of Mr. Haogang Yang, the Chief Executive Officer of the Company, Mrs. Wenjun Jiang, the Chief Technology Officer of the Company, and Mr. Nan Zhang, the Chief Marketing Officer of the Company (collectively, the “Officers”). Pursuant to the Amended and Restated Employment Agreements, the Company issued a total of 40,000 (Pre-split 2,000,000) and 48,860 (Pre-split 2,443,027) Class B ordinary shares to its executives on February 4, 2026 and March 20, 2026, respectively. These Class B ordinary shares issued to officers are equity compensation awards provided under the employment agreements as part of executive remuneration.

On June 11, 2026, the Company effected a reverse stock split at a ratio of 50-to-1(“Pre-split”). All the shares and share price in the accompanying unaudited condensed consolidated financial statements and notes have been retrospectively adjusted to reflect the effect of both reverse stock splits.

Warrants (“The Warrant”)

For the six months ended March 31, 2026, the movement of warrants is as follows:

	For the six months ended March 31, 2026
	Total Valuation	Issuance
	US$	Share	Valuation	Average exercise price
Balance at beginning of the period	$494,048	5,708	$494,048	$87
Issuance	—	—	—	—
Change in fair value of warrant liability	(128,286)	5,708	(128,286)	22
Exercise	—	—	—	—
Balance at end of the period	$365,762	5,708	$365,762	$64

For the six months ended March 31, 2025, the movement of warrants is as follows:

	For the six months ended March 31, 2025
	Total Valuation	Issuance
	US$	Share	Valuation	Average exercise price
Balance at beginning of the period	$—	—	$—	$—
Issuance(a)	14,493,455	396,040	14,493,455	37
Change in fair value of warrant liability	(3,734,131)	—	(3,734,131)	—
Exercise	9,909,270	364,750	9,909,270	27
Balance at end of the period	$850,054	31,290	$850,054	$27

(a)	On October 13, 2024, the Company issued and sold 6,667 (Pre-splits 5,000,000) Class A accompanying warrants of 13,333 (Pre-splits 10,000,000) shares. The Company had received the net proceeds of $2.5 million in October, 2024. The Company uses the Binominal Tree Pricing Model to value the warrants. The Company accounted for the warrants as liabilities, in accordance with ASC 480 and ASC 815. The fair value allocated to the warrants on the issuance date is $14,493,455, and reduce additional paid-in capital of $ 11,993,465.

(b)	The warrants have an initial exercise price of $2,250 (Pre-splits $3) per Ordinary Share. According to the terms of the Warrant and the SPA agreement, on the 14th trading day after the closing date, the exercise price of the Warrant will be adjusted to 20% of the closing price before the signing date. As a result, the exercise price of the Warrants adjusted to 75.75(Pre-splits $0.101) per share and the number of Warrant Shares will be adjusted to 396,040 (Pre-split 297,029,703) on the fourteen (14th) calendar days after the closing of the PIPE Offering. This adjustment has already been considered when evaluating the fair value of the warrants upon issuance.

(c)

On February 17, 2025, 364,750 (Pre-split 18,237,500) warrants were exercised. The fair value of warrants at exercise in aggregate of $9,909,270  was charged to equity. On September 22, 2025, 8,708 (Pre-split 435,397) warrants were exercised.

As of March 31, 2026 and September 30, 2025, the number of remaining unexercised warrants is 5,708 (Pre-splits 285,397) and 5,708 (Pre-splits 285,397), with a corresponding fair value of $365,762 and $494,048, respectively.

The fair value of warrants aforementioned was determined using the Binominal Tree pricing model and the following assumptions:

	March 31,	September 30,	September 22,	April 29,	February 17,	October 31,
	2026	2025	2025	2025	2025	2024
Share price	$75	$97.5	$104.63	$123	$227	$321.75
Share price (Pre-splits)	1.5	1.95	2.09	2.46	4.49	0.43
Exercise price	75.75	75.75	75.75	75.75	75.75	75.75
Exercise price (Pre-splits)	1.515	1.515	1.515	1.515	1.515	0.101
Expected dividend yield	-	-	-	-	-	-
Risk free interest rate	3.85%	3.68%	3.65%	3.74%	4.32%	4.15%
Expected life	3.6	4.1	4.1	4.5	4.7	5
Expected volatility	88.6%	100.3%	94.7%	102.9%	103.2%	100.5%

Stock-based compensation

For the year ended September 30, 2025, the Company’s equity incentive plans are as follows, with the related equity-based compensation expense recognized within the fiscal year ending September 30, 2025 :

On October 7, 2024, the Company adopted a share incentive plan (“2024 Equity incentive plan”) which provides 4,400 (Pre-splits 3,300,000) shares of stock, par value US$0.0015 (Pre-splits US$0.000002), to the Equity Incentive Plan to members of the board, and employees of the Company. The Shares became fully vested immediately upon issuance. The Company has sufficient authorized and unissued Class A Shares available in order to be able to satisfy in full the issuance by the Company of the maximum aggregate number of Class A Shares underlying the Plan and issuable upon exercise and/or settlement of any Award pursuant to the terms and conditions of the Plan and to comply with its obligations under the Plan. Participation shall be limited to Eligible Persons who have entered into an Award agreement or who have received written notification from the Committee, or from a person designated by the Committee, that they have been selected to participate in this Plan. The Plan effective immediately.

Pursuant to the 2024 Equity incentive plan, the Company issued 4,400 (Pre-splits 3,300,000) Class A ordinary shares to its management on October 30, 2024. The compensation expense is recognized based on the company’s stock price of $21.5 (Pre-splits $0.43) per share as of October 30, 2024. It is recorded in the research and development expenses $1.42 million in the consolidated income statement, with a corresponding increase in additional paid-in capital.

On April 24, 2025, the Company adopted an equity incentive plan(“2025 Equity incentive plan A”). Under this plan, executives are eligible to receive a certain number of performance-based equity incentives in the form of Class B ordinary shares of the company each fiscal year during their tenure, based on the milestones specified in the agreement. The number of incentive shares to be granted shall be determined as follows: divide the performance-based compensation amount by the official average closing price of Class A ordinary shares on NASDAQ, which is announced by NASDAQ and calculated over the five consecutive trading days immediately following the submission date of the Form 20-F annual report. The number of incentive shares granted in each fiscal year shall not exceed 10% of the total number of issued and outstanding Class A ordinary shares and Class B ordinary shares as of the end of each fiscal year. The number of shares to be granted shall be rounded up to the nearest whole share. The Shares became fully vested immediately upon issuance.

Pursuant to the 2025 Equity incentive plan A, the Company issued a total of 57,515(Pre-split 2,875,772) Class B ordinary shares to its executives on April 24, 2025. The compensation expense is recognized based on the company’s stock price of $123.5 (Pre-split $2.47) per share as of April 24, 2025. It is recorded in selling expenses of $0.77 million, research and development expenses of $1.27 million, and general and administrative expenses of $5.10 million in the consolidated income statement, respectively, with a corresponding increase in additional paid-in capital.

For the six months ended March 31, 2026, the Company’s equity incentive plans are as follows, with the related equity-based compensation expense recognized within the six months ending March 31, 2026:

On October 29, 2025, the Company adopted an equity incentive plan(“2025 Equity incentive plan B”). The Committee is authorised to deliver under the 2025 Equity incentive plan B is 100,000 (Pre-split 5,000,000) Class A Shares, provided that the Committee may deliver additional shares to prevent dilution from share dividends, recapitalization, share subdivision, share consolidation, reorganization, merger, amalgamation or similar transactions. The Shares became fully vested immediately upon issuance. The Company has sufficient authorized and unissued Class A Shares available in order to be able to satisfy in full the issuance by the Company of the maximum aggregate number of Class A Shares underlying the Plan and issuable upon exercise and/or settlement of any Award pursuant to the terms and conditions of the Plan and to comply with its obligations under the Plan. Participation shall be limited to Eligible Persons who have entered into an Award agreement or who have received written notification from the Committee, or from a person designated by the Committee, that they have been selected to participate in this Plan. The Plan effective immediately.

Pursuant to the 2025 Equity incentive plan B, the Company issued a total of 84,000 (Pre-split 4,200,000) and 16,000 (Pre-split 800,000) Class A ordinary shares to its executives on November 7, 2025 and December 19, 2025, respectively. The compensation expense is recognized based on the company’s stock price of $1.73 and $1.35 per share as of November 7, 2025 and December 19, 2025. It is recorded in researching and development expenses of $8.35 million in the consolidated income statement, respectively, with a corresponding increase in additional paid-in capital.

On February 3, 2026, the Company entered into an amended and restated employment agreement (collectively, the “Amended and Restated Employment Agreements”) with each of Mr. Haogang Yang, the Chief Executive Officer of the Company, Mrs. Wenjun Jiang, the Chief Technology Officer of the Company, and Mr. Nan Zhang, the Chief Marketing Officer of the Company (collectively, the “Officers”). Pursuant to the Amended and Restated Employment Agreements, the Officers shall be eligible to received performance-based equity compensation in the form of Class B ordinary shares, par value US$0.0015 (Pre-split US$0.00003) per share (“Class B Ordinary Shares”), pursuant to the milestones as set forth in the Amended and Restated Employment Agreements and such vesting schedules as determined by the Compensation Committee of the Board of Directors in its sole discretion. For the Officers’ services during the fiscal year ended September 30, 2025, the Officers shall receive an aggregate of 88,860 (Pre-split 4,443,027) Class B Ordinary Shares of the Company. The Board and the Compensation Committee approved the Amended and Restated Employment Agreements and the issuance of the 2025 Incentive Shares on February 3, 2026.

Pursuant to the Amended and Restated Employment Agreements, the Company issued a total of 40,000 (Pre-split 2,000,000) and 48,860 (Pre-split 2,443,027) Class B ordinary shares to its executives on February 4, 2026 and March 20, 2026, respectively. The compensation expense is recognized based on the company’s stock price of $59 (Pre-split $1.18) and 56.5(Pre-split$1.13) per share as of February 4, 2026 and March 20, 2026. It is recorded in researching and development expenses of $0.32 million, selling expenses of $0.71 million and general and administrative expenses of $4.09 million in the consolidated income statement, respectively, with a corresponding increase in additional paid-in capital.

As of March 31, 2026 and September 30, 2025, all of the equity related to the above equity incentive plan has been granted.

The stock-based compensation expenses incurred by the Company for the six months ended March 31, 2026 and 2025 are as follows:

	For the Six Months Ended March 31,
	2026	2025
	(Unaudited)	(Unaudited)
Research and development expenses	$8,667,172	1,419,000
General and administrative expenses	4,090,761	—
Selling and marketing expenses	708,687	—
Total stock-based compensation	$13,466,620	$1,419,000

Statutory reserve

In accordance with the PRC Company Laws, the Company’s subsidiaries in the PRC are required to provide for statutory reserves, which are appropriated from net profit as reported in the Company’s PRC statutory accounts. They are required to allocate 10% of their after-tax profits to fund statutory reserves until such reserves have reached 50% of their respective registered capital. These reserve funds, however, may not be distributed as cash dividends. As of September 30, 2024 and 2023, the statutory reserves of the Company’s PRC subsidiaries have not reached 50% of their respective registered capital. As of March 31, 2026 and September 30, 2025, the Company’s PRC subsidiaries collectively attributed $3,061,428 and $3,061,428 of retained earnings for their statutory reserves, respectively.

Restricted net assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the unaudited condensed consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s subsidiaries.

Foreign exchange and other regulations in the PRC may further restrict the Company’s subsidiaries from transferring funds to the Company in the form of dividends, loans and advances. Amounts restricted include paid-in capital and statutory reserves of the Company’s PRC subsidiaries as determined pursuant to PRC generally accepted accounting principles. As of March 31, 2026 and September 30, 2025, restricted net assets of the Company’s PRC subsidiaries were $7,283,700 and $7,283,700, respectively.